SHARE-BASED COMPENSATION (Stock options and restricted share units Narrative) (Details)	12 Months Ended
	Dec. 29, 2019 USD ($) shares $ / shares	Dec. 29, 2019 shares $ / shares $ / shares	Dec. 30, 2018 USD ($) shares	Dec. 30, 2018 shares $ / shares	Dec. 29, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares issuable pursuant to the exercise of stock options and vesting of Treasury RSUs for the plan (in shares)	12,000,632	12,000,632			12,000,632
Number of shares remained authorized for future issuance under the plan (in shares)	1,505,829	1,505,829			1,505,829
Outstanding options exercisable (in shares)	990,000	990,000		915,628	990,000
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares				$ 30.22	$ 34.02
Compensation expense included in selling, general and administrative expenses and cost of sales | $	$ 16,272,000		$ 19,974,000
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | $ / shares		$ 47.24		$ 39.79
Treasury RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years
Percentage of awards contingent on achievement of performance conditions	50.00%
Number of outstanding shares vested (in shares)	0		0
Compensation expense included in selling, general and administrative expenses and cost of sales | $	$ 600,000		$ 500,000
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense included in selling, general and administrative expenses and cost of sales | $	$ 2,600,000		$ 2,900,000
Non-Treasury RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Number of outstanding shares vested (in shares)	0		0
Compensation expense included in selling, general and administrative expenses and cost of sales | $	$ 12,880,000.0		$ 16,380,000.0
Percentage of awards dependent on performance conditions	100.00%
Ratio of awards that can vest to the actual number of shares awarded	2
CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options exercisable (in shares)	822,394	822,394			822,394
USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options exercisable (in shares)	167,224	167,224		0	167,224
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 29.01	$ 29.01
Shares granted (in shares)	0		(90,000)